CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands, shares in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
Revenue	$ 315,497	$ 221,290
Cost of sales excluding depreciation and amortization	226,482	172,616
Depreciation and amortization	31,792	21,160
Mine operating margin	57,223	27,514
Other expenses/(income)
Exploration expense	1,871	1,818
General and administrative	25,090	25,754
Finance expense, net	8,485	7,832
Other income	(4,346)	(3,349)
(Gain)/loss on fair value of financial instruments, net	(2,057)	25,676
Loss on repurchase of 5% Convertible Debentures, net	0	11,594
Loss/(gain) on conversion of 7% Convertible Debentures, net	165	(48)
Income/(loss) before tax	28,015	(41,763)
Deferred income tax recovery	(12,944)	0
Net income/(loss) and comprehensive income/(loss)	40,959	(41,763)
Comprehensive income/(loss)	40,959	(41,763)
Net income/(loss) attributable to non-controlling interest	2,188	(2,116)
Net income/(loss) attributable to Golden Star shareholders	$ 38,771	$ (39,647)
Net income/(loss) per share attributable to Golden Star shareholders
Basic (usd per share)	$ 0.10	$ (0.13)
Diluted (usd per share)	$ 0.10	$ (0.13)
Weighted average shares outstanding-basic (in shares)	373.5	294.1
Weighted average shares outstanding-diluted (in shares)	441.0	294.1